CONSOLIDATED BALANCE SHEETS (Parenthetical) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash		¥ 686,691
Property and equipment, net	¥ 626,068	502,339
Long-term Investments	59,651	77,170
Deferred income tax assets	4,162	5,648
Other non-current assets	122,000	78,251
Current liabilities:
Income taxes payable	71,847	67,333
Accrued expenses and other current liabilities	365,428	313,429
Other non-current liabilities	¥ 5,983	¥ 4,329
Common Class A [Member]
Ordinary shares
Ordinary shares, par value	¥ 0.001	¥ 0.001
Authorized	860,000,000	860,000,000
Issued	52,972,578	52,340,176
Outstanding	45,873,437	49,009,530
Treasury shares	7,099,141	3,330,646
Common Class B [Member]
Ordinary shares
Ordinary shares, par value	¥ 0.001	¥ 0.001
Authorized	40,000,000	40,000,000
Issued	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059
VIE [Member]
Current assets:
Cash	¥ 1,376	¥ 294
Property and equipment, net	2,652	0
Investments, Fair Value Disclosure	38,380	46,500
Deferred income tax assets	916	684
Other non-current assets	333	2,880
Current liabilities:
Income taxes payable	3,398	3,052
Accrued expenses and other current liabilities	2,115	186
Other non-current liabilities	¥ 267	¥ 267